Leases - movements in liabilities for these lease contracts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities
Balance at the beginning	$ 922,410
Additions	189,762
Payment	(325,207)
Interest paid	37,797
Currency translation effect	(21,712)
Balance at the end	803,050
Current Lease liabilities	149,538	$ 0	$ 0
Long term lease liabilities	653,512	$ 0	$ 0
Buildings and construction
Lease liabilities
Balance at the beginning	320,528
Additions	59,297
Payment	(113,097)
Interest paid	17,423
Currency translation effect	(3,874)
Balance at the end	280,277
Machinery and equipment
Lease liabilities
Balance at the beginning	370,410
Additions	63,662
Payment	(124,435)
Interest paid	11,933
Currency translation effect	(12,860)
Balance at the end	308,710
Transportation equipment
Lease liabilities
Balance at the beginning	219,132
Additions	64,129
Payment	(82,381)
Interest paid	8,070
Currency translation effect	(4,692)
Balance at the end	204,258
Computer equipment
Lease liabilities
Balance at the beginning	12,340
Additions	2,674
Payment	(5,294)
Interest paid	371
Currency translation effect	(286)
Balance at the end	$ 9,805